NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 26, 2019
Disclosure Nature Of Operations And Summary Of Significant Accounting Policies Narrative [Abstract]
Fair Value Assumptions Using The Black-Scholes Option-Pricing Model	The fair value of stock options is estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Fiscal Years Ended
	June 26, 2019	June 27, 2018	June 28, 2017
Expected volatility	27.2%	25.2%	25.5%
Risk-free interest rate	2.9%	1.9%	1.3%
Expected lives	5 years	6 years	5 years
Dividend yield	3.5%	4.4%	2.6%

Expected volatility and the expected life of stock options are based on historical experience. The risk-free rate is based on the yield of a United States Treasury Note with a term equal to the expected life of the stock options. The dividend yield is based on the most recent quarterly dividend per share declared and the closing stock price on the declaration date.
Schedule of Weighted Average Number of Shares
Basic weighted average shares outstanding is reconciled to diluted weighted average shares outstanding as follows:

	June 26, 2019	June 27, 2018	June 28, 2017
Basic weighted average shares outstanding	38.3	45.7	50.6
Dilutive stock options	0.2	0.1	0.2
Dilutive restricted shares	0.6	0.5	0.4
	0.8	0.6	0.6
Diluted weighted average shares outstanding	39.1	46.3	51.2

Awards excluded due to anti-dilutive effect on earnings per share	0.9	1.1	1.0